NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income (Loss) Per share	The following table sets forth the computation of basic and diluted income (loss) per share (in thousands, except share and per share data):

	For the Years Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(69,222,605)	$(34,436,576)	$(65,402,000)
Less: accretion adjustment	(2,039,144)	1,090,294	1,155,122
Net loss attributable to common shareholders	$(67,183,461)	$(35,526,870)	$(66,557,122)
Denominator:
Weighted-average shares – basic and diluted	13,063,482	9,348,633	9,261,222
Net loss per common share – basic and diluted	$(5.14)	$(3.80)	$(7.19)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities were excluded from the computation of diluted loss per share in the periods presented, as their effect would be anti-dilutive:

	2021	2020	2019
Series preferred stock, outstanding	—	40,255,926	34,541,150
Common stock warrants, outstanding	—	35,717	35,717
Preferred stock warrants, outstanding	—	1,188,848	1,188,848
Common stock options, outstanding	5,832,519	6,207,149	7,607,366
PIPE convertible notes, if-converted(1)	7,291,667	—	—
Restricted stock units, outstanding	1,280,000	—	—
Private warrants, outstanding	12,937,500	—	—
Public warrants, outstanding	5,587,500	—	—
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(1)The PIPE convertible notes are presented using a conversion rate of $12.00, in line with the if-converted method under ASC 260, Earnings Per Share.